Goodwill and intangible assets - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 09, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) unit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets			$ 25,122	$ 21,758	$ 21,329
Intangible assets and goodwill			26,047	22,659	22,212	$ 21,166
Product intangibles: not available for use			$ 2,788	$ 447	$ 0
Number of cash generating units | unit			2
Discount rate			0.30%	0.15%	0.30%
Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projection period			18 years
Actuarial assumption of penetration rates				70.00%	70.00%
Actuarial assumption of probability of success			56.00%	55.90%	20.00%
Discount rate			16.40%	16.00%	16.00%
GvHD
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of probability of success			20.00%
Comet Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projection period			18 years
Actuarial assumption of penetration rates			25.00%
Actuarial assumption of price of the product (CAGR)			2.00%
Actuarial assumption of probability of success			6.20%
Discount rate			28.70%
Minimum | Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of market share			40.00%	40.00%	47.50%
Actuarial assumption of price of the product (CAGR)			1.80%	1.70%	0.00%
Maximum | Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of market share			50.00%	50.00%	50.00%
Actuarial assumption of price of the product (CAGR)			3.00%	3.00%	2.70%
Comet Therapeutics Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Product intangibles: not available for use	$ 2,788
United States | Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of penetration rates			70.00%
Apraglutide
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			$ 22,334	$ 21,758	$ 21,329	20,324
Product intangibles: not available for use			0	429	0
Comet Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			2,788	0	0	$ 0
Product intangibles: not available for use			$ 2,788	$ 0	$ 0
Comet Platform | Comet Therapeutics Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Product intangibles: not available for use		$ 2,788